SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Intangible Assets With Indefinite Lives, Impairment Of Long-Lived Assets And Intangible Assets With Definite Lives, Business Taxes, Value Added Taxes, Income Taxes) (Narrative) (Details)
$ in Thousands
	5 Months Ended	12 Months Ended
	Dec. 31, 2012 Item	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Intangible assets with indefinite lives
Impairment loss for indefinite-lived intangible assets from discontinued operations				$ 13,658
Impairment of long-lived assets and intangible assets with definite lives
Impairment loss for intangible assets with definite life from discontinued operations				1,496
Impairment loss for intangible assets with definite life from continuing operations				307
Goodwill
Impairment of goodwill				46,864
Business taxes
Business taxes deducted in arriving net revenue		77	25
Value added taxes
Number of provinces and municipalities to which pilot value-added tax reform program was expanded | Item	10
Amount of VAT reported as a deduction to revenue		4,080	1,217	2,356
Income taxes
Income tax due to uncertain tax position and interest and penalties related to potential underpaid income tax expenses		$ 0	$ 0	$ 0